INCOME TAXES - Income tax paid (refund) - (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income tax paid (refund)
Income tax paid (refund)	CAD 3.5	CAD 0.2
Withholding taxes
Income tax paid (refund)
Income tax paid (refund)	CAD 1.0	CAD 0.7